Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8. Goodwill and Intangible Assets

As of December 31, the gross and net amounts of acquired intangible assets were as follows:

Goodwill	Strategic Marketing Services	Performance Marketing Services	Total
Balance as of December 31, 2010	$326,977	$187,511	$514,488
Acquired goodwill	61,944	23,763	85,707
Acquisition purchase price adjustments	1,458	5,549	7,007
Foreign currency translation	(854)	(1,104)	(1,958)
Balance as of December 31, 2011	$389,525	$215,719	$605,244
Acquired goodwill	93,531	19,873	113,404
Acquisition purchase price adjustments	(78)	(223)	(301)
Foreign currency translation	782	942	1,724
Balance as of December 31, 2012	$483,760	$236,311	$720,071

	For the Year Ended December 31,
	2012	2011
Intangibles:
Trademarks (indefinite life)	$17,780	$17,780
Customer relationships – gross	$104,070	$79,154
Less accumulated amortization	(66,108)	(44,803)
Customer relationships – net	$37,962	$34,351
Other intangibles – gross	$20,908	$16,202
Less accumulated amortization	(13,407)	(10,353)
Other intangibles – net	$7,501	$5,849
Total intangible assets	$142,758	$113,136
Less accumulated amortization	(79,515)	(55,156)
Total intangible assets – net	$63,243	$57,980

See Note 4 for Accounting for Business Combinations.

During 2010, the Company recorded a goodwill impairment charge of $942, which relates to subsidiaries that were discontinued in 2010.

The total accumulated impairment charges are $24,845 through December 31, 2012.

The weighted average amortization periods for customer relationships are 5 years and other intangible assets are 7 years. In total, the weighted average amortization period is 6 years. The amortization expense of amortizable intangible assets for the year ended December 31, 2012, was $26,575 (2011 – $21,997; 2010 – $17,631) the estimated amortization expense for the five succeeding years is:

Year	Amortization
2013	$18,363
2014	$12,851
2015	$7,026
2016	$3,662
2017	$1,239